Unaudited Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Other contributed capital	Currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2023	$ 1,250,991	$ (21,168)	$ (3,615,187)	$ 25,639	$ 4,861,707
Net loss	543,878				543,878
Other comprehensive loss	23,807			23,807
Total comprehensive loss	567,685			23,807	543,878
Equity-settled share-based payment	(6,775)	(1)	(6,774)
Ending balance at Jun. 30, 2024	1,811,901	(21,169)	(3,621,961)	49,446	5,405,585
Beginning balance at Dec. 31, 2024	3,328,560	(21,169)	(3,625,027)	63,152	6,911,604
Net loss	1,193,079				1,193,079
Other comprehensive loss	(34,876)			(34,876)
Total comprehensive loss	1,158,203	0	0	(34,876)	1,193,079
Equity issuance - Securities Purchase Agreement	(200,000)		(200,000)
Equity-settled share-based payment	(5,495)	(89)	(5,406)
Related party capital contribution	(15,265)		(15,265)
Ending balance at Jun. 30, 2025	$ 4,266,003	$ (21,258)	$ (3,845,698)	$ 28,276	$ 8,104,683